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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:        67

Form 13F Information Table Value Total: $ 171,076
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109     819   11,537 	SH	SOLE		       		   11,537
AMERICAN CAMPUS COMMUNITIES	COM	024835100     703   15,512 	SH	SOLE		       		   15,512
AVALONBAY COMMUNITIES INC	COM	053484101   1,881   14,848 	SH	SOLE		       		   14,848
BOSTON PROPERTIES INC		COM	101121101   2,222   21,986 	SH	SOLE		       		   21,986
CAMDEN PROPERTY TRUST		COM	133131102     826   12,020 	SH	SOLE		       		   12,020
CORPORATE OFFICE PROPERTIES	COM	22002T108     406   15,200 	SH	SOLE		       		   15,200
CUBESMART			COM	229663109     455   28,800 	SH	SOLE		       		   28,800
DIGITAL REALTY TRUST INC	COM	253868103   1,260   18,830 	SH	SOLE		       		   18,830
EQUITY ONE INC			COM	294752100     599   25,000 	SH	SOLE		       		   25,000
EQUITY RESIDENTIAL		COM	29476L107   1,408   25,578 	SH	SOLE		       		   25,578
ESSEX PROPERTY TRUST INC	COM	297178105     865    5,746 	SH	SOLE		       		    5,746
FEDERAL REALTY INVS TRUST	COM	313747206   1,269   11,743 	SH	SOLE		       		   11,743
GLIMCHER REALTY TRUST		COM	379302102     981   84,531 	SH	SOLE		       		   84,531
HCP INC				COM	40414L109   2,481   49,765 	SH	SOLE		       		   49,765
HOST HOTELS & RESORTS INC	COM	44107P104   1,071   61,216 	SH	SOLE		       		   61,216
KILROY REALTY CORP		COM	49427F108   1,057   20,178 	SH	SOLE		       		   20,178
KIMCO REALTY CORP		COM	49446R109   1,162   51,886 	SH	SOLE		       		   51,886
MACERICH CO/THE			COM	554382101   1,384   21,501 	SH	SOLE		       		   21,501
PROLOGIS INC			COM	74340W103   2,108   52,734 	SH	SOLE		       		   52,734
PUBLIC STORAGE			COM	74460D109   2,073   13,609 	SH	SOLE		       		   13,609
SIMON PROPERTY GROUP INC	COM	828806109   5,143   32,435 	SH	SOLE		       		   32,435
SL GREEN REALTY CORP		COM	78440X101   1,545   17,937 	SH	SOLE		       		   17,937
STAG INDUSTRIAL INC		COM	85254J102   1,343   63,142 	SH	SOLE		       		   63,142
STARWOOD HOTELS & RESORTS	COM	85590A401   1,201   18,842 	SH	SOLE		       		   18,842
STRATEGIC HOTELS & RESORTS I	COM	86272T106     538   64,400 	SH	SOLE		       		   64,400
SUNSTONE HOTEL INVESTORS INC	COM	867892101     699   56,772 	SH	SOLE		       		   56,772
TANGER FACTORY OUTLET CENTER	COM	875465106   1,035   28,611 	SH	SOLE		       		   28,611
TERRENO REALTY CORP		COM	88146M101     347   19,300 	SH	SOLE		       		   19,300
UDR INC				COM	902653104     542   22,400 	SH	SOLE		       		   22,400
VENTAS INC			COM	92276F100   2,965   40,507 	SH	SOLE		       		   40,507
VORNADO REALTY TRUST		COM	929042109   1,250   14,941 	SH	SOLE		       		   14,941




ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   1,266   17,834 	SH	OTHER	    1		  17,834
AMERICAN CAMPUS COMMUNITIES	COM	024835100   2,580   56,896 	SH	OTHER	    2		  37,354   19,542
AVALONBAY COMMUNITIES INC	COM	053484101   7,160   56,522 	SH	OTHER	    2		  38,060   18,462
BOSTON PROPERTIES INC		COM	101121101   7,717   76,364 	SH	OTHER	    2		  54,536   21,828
CAMDEN PROPERTY TRUST		COM	133131102   3,674   53,488 	SH	OTHER	    2		  33,705   19,783
CORPORATE OFFICE PROPERTIES	COM	22002T108   1,305   48,900 	SH	OTHER	    2		  33,200   15,700
CUBESMART			COM	229663109   1,563   98,900 	SH	OTHER	    2		  69,300   29,600
DIGITAL REALTY TRUST INC	COM	253868103   4,636   69,289 	SH	OTHER	    2		  46,679   22,610
DOUGLAS EMMETT INC		COM	25960P109     266   10,656 	SH	OTHER	    1		  10,656
EQUITY ONE INC			COM	294752100   2,385   99,476 	SH	OTHER	    2		  61,524   37,952
EQUITY RESIDENTIAL		COM	29476L107   2,629   47,751 	SH	OTHER	    1		  47,751
ESSEX PROPERTY TRUST INC	COM	297178105   3,444   22,867 	SH	OTHER	    2		  15,478   7,389
FEDERAL REALTY INVS TRUST	COM	313747206   3,936   36,433 	SH	OTHER	    2		  27,352   9,081
GLIMCHER REALTY TRUST		COM	379302102   3,251  280,239 	SH	OTHER	    2		 183,007   97,232
HCP INC				COM	40414L109   4,120   82,635 	SH	OTHER	    1		  82,635
HIGHWOODS PROPERTIES INC	COM	431284108     230    5,814 	SH	OTHER	    1		   5,814
HOST HOTELS & RESORTS INC	COM	44107P104   3,379  193,199 	SH	OTHER	    2		 137,894   55,305
KILROY REALTY CORP		COM	49427F108   3,535   67,463 	SH	OTHER	    2		  45,340   22,123
KIMCO REALTY CORP		COM	49446R109   1,661   74,163 	SH	OTHER	    1		  74,163
LASALLE HOTEL PROPERTIES	COM	517942108     210    8,270 	SH	OTHER	    1		   8,270
MACERICH CO/THE			COM	554382101   4,965   77,113 	SH	OTHER	    2		  51,847   25,266
PROLOGIS INC			COM	74340W103   7,276  181,992 	SH	OTHER	    2		 126,443   55,549
PUBLIC STORAGE			COM	74460D109   7,001   45,963 	SH	OTHER	    2		  32,636   13,327
REGENCY CENTERS CORP		COM	758849103     190    3,582 	SH	OTHER	    1		   3,582
SIMON PROPERTY GROUP INC	COM	828806109  16,433  103,638 	SH	OTHER	    2		  73,375   30,263
SL GREEN REALTY CORP		COM	78440X101   5,266   61,150 	SH	OTHER	    2		  43,094   18,056
STAG INDUSTRIAL INC		COM	85254J102   4,628  217,582 	SH	OTHER	    2		 132,389   85,193
STARWOOD HOTELS & RESORTS	COM	85590A401   3,956   62,078 	SH	OTHER	    2		  39,836   22,242
STRATEGIC HOTELS & RESORTS I	COM	86272T106   1,649  197,500 	SH	OTHER	    2		 144,200   53,300
SUNSTONE HOTEL INVESTORS INC	COM	867892101   2,132  173,150 	SH	OTHER	    2		 118,987   54,163
TANGER FACTORY OUTLET CENTER	COM	875465106   3,148   87,002 	SH	OTHER	    2		  63,952   23,050
TAUBMAN CENTERS INC		COM	876664103     371    4,776  	SH	OTHER	    2		   4,776
TERRENO REALTY CORP		COM	88146M101   1,108   61,600 	SH	OTHER	    2		  41,800   19,800
UDR INC				COM	902653104     960   39,700 	SH	OTHER	    1		  39,700
VENTAS INC			COM	92276F100   9,374  128,062 	SH	OTHER	    2		  91,110   36,952
VORNADO REALTY TRUST		COM	929042109   2,034   24,318 	SH	OTHER	    1		  24,318
